INCOME TAX (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	21.00%	21.00%	21.00%	21.00%
U.S. state statutory tax rate	8.84%	8.84%	8.84%	8.84%
Net operating loss carryovers	$ 11,000,000		$ 9,575,000	$ 6,849,000
Accrued interest or penalties related to uncertain tax			$ 0	$ 0